Fair Values Assigned to Assets and Liabilities of Sony Ericsson and Ip Cross-Licensing (Detail) (Sony Ericsson, JPY ¥) In Millions, unless otherwise specified	Feb. 15, 2012
Sony Ericsson
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 35,331
Notes and accounts receivable, trade	54,522
Inventories	54,095
Prepaid expenses and other current assets	28,618
Property, plant and equipment	18,075
Intangibles	123,097
Goodwill	128,522
Other noncurrent assets	22,463
Total Assets	464,723
Notes and accounts payable, trade	66,522
Accounts payable, other and accrued expenses	61,467
Other current liabilities	136,938
Other noncurrent liabilities	7,126
Total liabilities	272,053
Noncontrolling interest	14,047
Total	¥ 178,623